Insurance contract liabilities - Disclosure of technical reserve balances with time (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 11,338,810	S/ 10,300,468
Technical Reserves For Insurance Claims [Member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	203,175	293,508	S/ 240,615	S/ 172,253
Technical Reserves For Insurance Claims [Member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	145,701	207,101
Technical Reserves For Insurance Claims [Member] | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	57,474	86,407
Technical Reserves For Insurance Claims [Member] | Annuities [Member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	3,691	1,812	1,320	991
Technical Reserves For Insurance Claims [Member] | Annuities [Member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	3,691	1,812
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	116,130	214,061	171,574	124,062
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	93,260	157,065
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	22,870	56,996
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	70,104	66,019	57,400	38,122
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	35,916	36,886
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member] | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	34,188	29,133
Technical Reserves For Insurance Claims [Member] | General Insurance
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	13,250	11,616	S/ 10,321	S/ 9,078
Technical Reserves For Insurance Claims [Member] | General Insurance | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	12,834	11,338
Technical Reserves For Insurance Claims [Member] | General Insurance | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 416	S/ 278